UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549

                                   Form 13F
                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  9/30/2012

Check here if Amendment [ ]; Amendment Number:
                                                ---------


This Amendment (Check only one):             [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stieven Capital Advisors, L.P.
           ----------------------------------
Address:   12412 Powerscourt Drive, Suite 250
           ----------------------------------
           St. Louis, MO  63131
           ----------------------------------

13F File Number:  028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel M. Ellefson
        ---------------------------
Title:  Officer - Managing Director
        ---------------------------
Phone:  314-779-2450
        ---------------------------

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson        St. Louis, MO            November 14, 2012
--------------------------    ---------------          -----------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 51

Form 13F Information Table Value Total:     $      140,201
                                            --------------
                                            (In Thousands)


List of Other Included Managers:  NONE


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                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5       COL 6  COL 7        COLUMN 8
----------------------------  --------  ---------  -------- -------------------- -----  ----- --------------------
                              TITLE OF              VALUE   SHRS OR   SHR/ PUT/  INVT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP     (x$1000) PRN AMT   PRN  CALL  DISCR  MGRS    SOLE    SHARED NONE
----------------------------  --------  ---------  ------- ---------  ---  ----  -----  ----- --------- ------ ----
AG MTG INVT TR INC            COM       001228105   1,255      52,000  SH        SOLE            52,000   0     0
ANCHOR BANCORP WA             COM       032838104   2,792     239,631  SH        SOLE           239,631   0     0
BANCORPSOUTH INC              COM       059692103     569      38,600  SH        SOLE            38,600   0     0
BANK COMM HLDGS               COM       06424J103   1,276     284,889  SH        SOLE           284,889   0     0
BANK MUTUAL CORP NEW          COM       063750103     683     150,100  SH        SOLE           150,100   0     0
BANK OF AMERICA CORPORATION   COM       060505104   3,531     399,900  SH        SOLE           399,900   0     0
BANK OF MARIN BANCORP         COM       063425102   3,531      83,058  SH        SOLE            83,058   0     0
BANNER CORP                   COM NEW   06652V208   3,968     146,142  SH        SOLE           146,142   0     0
BBCN BANCORP INC              COM       073295107   2,057     163,104  SH        SOLE           163,104   0     0
BNC BANCORP                   COM       05566T101   2,142     257,744  SH        SOLE           257,744   0     0
BSB BANCORP INC MD            COM       05573H108   2,924     226,699  SH        SOLE           226,699   0     0
CAPITAL ONE FINL CORP         COM       14040H105   4,561      80,000  SH        SOLE            80,000   0     0
CAROLINA BK HLDGS INC GREENS  COM       143785103     930     140,410  SH        SOLE           140,410   0     0
CHARTER FINL CORP WEST PT GA  COM       16122M100   1,421     145,749  SH        SOLE           145,749   0     0
CHEVIOT FINL CORP NEW         COM       16677X105     913     100,200  SH        SOLE           100,200   0     0
CITIGROUP INC                 COM NEW   172967424   3,272     100,000  SH        SOLE           100,000   0     0
CITIZENS REPUBLIC BANCORP IN  COM NEW   174420307   4,963     256,488  SH        SOLE           256,488   0     0
COMMERCE BANCSHARES INC       COM       200525103     494      12,259  SH        SOLE            12,259   0     0
COMMUNITY WEST BANCSHARES     COM       204157101   1,100     410,469  SH        SOLE           410,469   0     0
ELLINGTON FINANCIAL LLC       COM       288522303   1,141      50,000  SH        SOLE            50,000   0     0
ENTERPRISE FINL SVCS CORP     COM       293712105   1,399     102,900  SH        SOLE           102,900   0     0
EVANS BANCORP INC             COM NEW   29911Q208   1,180      74,900  SH        SOLE            74,900   0     0
FIDELITY SOUTHERN CORP NEW    COM       316394105   2,592     273,973  SH        SOLE           273,973   0     0
FIFTH THIRD BANCORP           COM       316773100   7,672     494,800  SH        SOLE           494,800   0     0
FIRST FINL BANCORP OH         COM       320209109   3,566     210,886  SH        SOLE           210,886   0     0
FIRST MIDWEST BANCORP DEL     COM       320867104   3,139     249,900  SH        SOLE           249,900   0     0
HANMI FINL CORP               COM NEW   410495204   7,837     611,783  SH        SOLE           611,783   0     0
HERITAGE FINL CORP WASH       COM       42722X106   2,356     156,774  SH        SOLE           156,774   0     0
JPMORGAN CHASE & CO           COM       46625H100   5,036     124,400  SH        SOLE           124,400   0     0
MERIDIAN INTERSTAT BANCORP    COM       58964Q104   3,033     183,822  SH        SOLE           183,822   0     0
NORTH VALLEY BANCORP          COM NEW   66304M204   3,556     261,658  SH        SOLE           261,658   0     0
ORIENTAL FINL GROUP INC       COM       68618W100   3,681     349,900  SH        SOLE           349,900   0     0
PENNANTPARK INVT CORP         COM       708062104   1,592     150,000  SH        SOLE           150,000   0     0
PNC FINL SVCS GROUP INC       COM       693475105   2,505      39,700  SH        SOLE            39,700   0     0
PORTER BANCORP INC            COM       736233107     922     480,339  SH        SOLE           480,339   0     0
PREFERRED BK LOS ANGELES CA   COM NEW   740367404   5,054     356,415  SH        SOLE           356,415   0     0
REGIONS FINANCIAL CORP NEW    COM       7591EP100   3,418     475,000  SH        SOLE           475,000   0     0
RENASANT CORP                 COM       75970E107     523      26,700  SH        SOLE            26,700   0     0
RIVERVIEW BANCORP INC         COM       769397100     784     574,700  SH        SOLE           574,700   0     0
SIMMONS 1ST NATL CORP         CL A$1PAR 828730200     236       9,700  SH        SOLE             9,700   0     0
SOUTHERN CMNTY FINL CORP      COM       842632101   1,198     355,532  SH        SOLE           355,532   0     0
SOUTHWEST BANCORP INC OKLA    COM       844767103   2,360     217,552  SH        SOLE           217,552   0     0
STERLING BANCORP              COM       859158107   2,914     293,700  SH        SOLE           293,700   0     0
SUFFOLK BANCORP               COM       864739107   4,398     300,000  SH        SOLE           300,000   0     0
SYNOVUS FINL CORP             COM       87161C105   3,540   1,493,818  SH        SOLE         1,493,818   0     0
TCF FINL CORP                 COM       872275102   2,387     199,900  SH        SOLE           199,900   0     0
TFS FINL CORP                 COM       87240R107   6,556     722,825  SH        SOLE           722,825   0     0
TOWER FINANCIAL CORP          COM       891769101   2,387     201,417  SH        SOLE           201,417   0     0
WELLS FARGO & CO NEW          COM       949746101   6,167     178,600  SH        SOLE           178,600   0     0
WILSHIRE BANCORP INC          COM       97186T108   2,676     424,700  SH        SOLE           424,700   0     0
WINTRUST FINANCIAL CORP       COM       97650W108   2,015      53,622  SH        SOLE            53,622   0     0
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